Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Fair Value of the Founders Shares	The fair value of the founders shares was based on the following significant inputs:
January 25, 2023
Share price at grant date	$10.03
Risk-free interest rate	4.67%
Remaining life of SPAC (assuming the Extended Date)	0.52
Value in no De-SPAC scenario	$10.39
Probability of transaction	50%
Discount rate	5%
July 25, 2023
Share price at grant date	$10.71
Risk-free interest rate	5.43%
Remaining life of SPAC (assuming the Extended Date)	0.53
Value in no De-SPAC scenario	$10.60
Probability of transaction	50%
Discount rate	5%